Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERIDIAN FUND INC
Entity Central Index Key	0000745467
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000132936 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	MRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Investor Class)	$64	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	6.70%	6.61%	13.47%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,633,651
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 162,517
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]

Top Ten Holdings (1)

Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]

Top Ten Holdings (1)

Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%

(1) Figures are reported as a percentage of net assets.

C000156527 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class C
Trading Symbol	MRCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class C)	$114	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.25%	[2]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class C/(MRCEX))	5.46%	5.65%	12.59%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,633,651
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 162,517
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
(1) Figures are reported as a percentage of net assets.

C000132937 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class A
Trading Symbol	MRAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class A)	$76	1.50%
[1]	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[3]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.36%	6.27%	13.15%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	0.27%	5.02%	12.48%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,633,651
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 162,517
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
(1) Figures are reported as a percentage of net assets.

C000003881 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Legacy Class
Trading Symbol	MEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Legacy Class)	$64	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[4]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	6.54%	6.58%	13.53%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,633,651
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 162,517
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
(1) Figures are reported as a percentage of net assets.

C000003882 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Legacy Class
Trading Symbol	MERDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Legacy Class)	$48	0.96%
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[5]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	(6.31)%	(1.34)%	7.32%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,259,628
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,753,156
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132941 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Institutional Class
Trading Symbol	MRRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Institutional Class)	$45	0.90%
[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[6]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	(6.25)%	(1.30)%	7.35%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,259,628
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,753,156
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132940 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class A
Trading Symbol	MRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class A)	$61	1.22%
[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[7]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	(6.54)%	(1.56)%	7.03%
Meridian Growth Fund (Class A/(MRAGX)) (1)	(11.90)%	(2.72)%	6.40%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,259,628
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,753,156
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000156528 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class C
Trading Symbol	MRCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class C)	$96	1.92%
[1]	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%	[8]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class C/(MRCGX))	(7.21)%	(2.26)%	6.27%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,259,628
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,753,156
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132939 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Investor Class
Trading Symbol	MRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Investor Class)	$51	1.03%
[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[9]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	(6.37)%	(1.40)%	7.27%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,259,628
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,753,156
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132942 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Investor Class
Trading Symbol	MFCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Investor Class)	$64	1.22%
[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[10]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	17.23%	8.63%	11.98%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,016,872
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,994,203
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000156529 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class C
Trading Symbol	MFCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class C)	$118	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.25%	[11]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class C/(MFCCX))	16.03%	7.53%	10.93%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,016,872
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,994,203
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132943 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class A
Trading Symbol	MFCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class A)	$76	1.44%
[1]	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%	[12]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	17.06%	8.37%	11.70%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	10.33%	7.09%	11.04%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,016,872
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,994,203
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000003883 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Legacy Class
Trading Symbol	MVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Legacy Class)	$62	1.17%
[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[13]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	17.31%	8.68%	12.09%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 592,016,872
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,994,203
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132293 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Legacy Class
Trading Symbol	MSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Legacy Class)	$65	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[14]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	(1.28)%	0.42%	8.77%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 326,974,326
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,737,715
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

(1) Figures are reported as a percentage of net assets.

C000132296 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Institutional Class)	$57	1.10%
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[15]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	(1.12)%	0.53%	8.88%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 326,974,326
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,737,715
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000132295 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class A
Trading Symbol	MSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class A)	$78	1.50%
[1]	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[16]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	(1.52)%	0.12%	8.44%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	(7.17)%	(1.06)%	7.80%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 326,974,326
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,737,715
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000156530 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class C
Trading Symbol	MSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class C)	$116	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.25%	[17]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class C/(MSGCX))	(2.28)%	(0.60)%	7.67%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 326,974,326
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,737,715
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000132294 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Investor Class)	$65	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[18]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	(1.30)%	0.38%	8.71%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 326,974,326
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,737,715
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

[1]	Annualized.
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